Share-Based Compensation (Narrative) (Details) ¥ in Thousands			12 Months Ended
	Feb. 23, 2017 CNY (¥) shares	Mar. 03, 2016 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Feb. 23, 2017 $ / shares	Mar. 03, 2016 $ / shares	Aug. 14, 2015 $ / shares	May 05, 2015 shares
Share-Based Compensation [Line Items]
Unrecognized compensation expense | ¥	¥ 6,026
Unrecognized compensation expense, recognition period	1 year 11 months 12 days	2 years 10 months 20 days
Description and terms of unissued shares reserved under the Plan			In July 2016, the Group made amendment to the 2015 plan that if on December 31 of each year beginning in 2016, the unissued shares reserved under the 2015 Plan account for less than 1.5% of the then total issued and outstanding shares on an as-converted basis, then on the first day of the next calendar year, the number of shares reserved for future issuances under the 2015 Plan shall be automatically increased to 1.5% of the then total issued and outstanding shares.
Allocated Share-based Compensation Expense | ¥			¥ 75,183	¥ 75,862	¥ 58,231
Share-based Payment Award, Options, Outstanding | shares	1,306,743	2,098,111
Nonemployee Services Transaction, Modification of Terms, Incremental Compensation Cost | ¥	¥ 6,321	¥ 3,432	12,347
Share-based Payment Award, Compensation Cost | ¥		956
Nonvested Awards, Compensation Cost Not yet Recognized | ¥		2,476	115,041
Unrecognized compensation costs | ¥		¥ 2,476	¥ 115,041
Aggregate intrinsic value of options exercised | shares			75,373	476,741	269,696
2014 Plan [Member]
Share-Based Compensation [Line Items]
Shares authorized | shares			20,331,467
2015 Plan [Member]
Share-Based Compensation [Line Items]
Unrecognized compensation expense, recognition period			2 years 6 months 29 days
Shares authorized | shares									4,400,000
Minimum [Member]
Share-Based Compensation [Line Items]
Weighted Average Exercise Price Outstanding | $ / shares						$ 0.0001	$ 0.0001	$ 1.5
Minimum [Member] | 2015 Plan [Member]
Share-Based Compensation [Line Items]
Vesting period			1 year
Maximum [Member]
Share-Based Compensation [Line Items]
Weighted Average Exercise Price Outstanding | $ / shares						$ 1.5	$ 1.5	$ 2.87
Maximum [Member] | 2015 Plan [Member]
Share-Based Compensation [Line Items]
Vesting period			4 years
Restricted Stock Units (RSUs) [Member] | 2015 Plan [Member]
Share-Based Compensation [Line Items]
Granted | shares			1,124,109
Management and employees | Restricted Stock Units (RSUs) [Member] | 2015 Plan [Member]
Share-Based Compensation [Line Items]
Granted | shares			1,124,109